SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 Advertising Expenses [Member] CNY	Sep. 30, 2011 Advertising Expenses [Member] CNY	Sep. 30, 2010 Advertising Expenses [Member] CNY	Sep. 30, 2012 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2011 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2010 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2012 Leasehold Improvements [Member]	Sep. 30, 2012 Plant and Equipment Projects [Member] CNY	Sep. 30, 2011 Plant and Equipment Projects [Member] CNY	Sep. 30, 2012 Land Use Right [Member] CNY	Sep. 30, 2011 Land Use Right [Member] CNY	Sep. 30, 2012 Research and Development [Member] CNY	Sep. 30, 2011 Research and Development [Member] CNY	Sep. 30, 2012 Minimum [Member] Technology Rights [Member]	Sep. 30, 2012 Minimum [Member] Distribution Rights [Member]	Sep. 30, 2012 Minimum [Member] Plant and Building [Member]	Sep. 30, 2012 Minimum [Member] Machinery and Equipment [Member]	Sep. 30, 2012 Minimum [Member] Furniture and Office Equipment [Member]	Sep. 30, 2012 Minimum [Member] Leasehold Improvements [Member]	Sep. 30, 2012 Maximum [Member] Technology Rights [Member]	Sep. 30, 2012 Maximum [Member] Distribution Rights [Member]	Sep. 30, 2012 Maximum [Member] Plant and Building [Member]	Sep. 30, 2012 Maximum [Member] Machinery and Equipment [Member]	Sep. 30, 2012 Maximum [Member] Furniture and Office Equipment [Member]	Sep. 30, 2012 Maximum [Member] Leasehold Improvements [Member]
Foreign Currency Exchange Rate, Translation	6.3410	6.3410
Property, Plant and Equipment, Useful Life																				20 years	10 years	5 years	5 years			40 years	15 years	8 years	10 years
Property, Plant and Equipment, Estimated Useful Lives											Shorter of the useful lives or the lease term
Finite-Lived Intangible Asset, Useful Life	5 years	5 years																3 years	6 years					20 years	14 years
Government Subsidies Recognized		3,846	0	1,362								14,000	0	10,900	0	3,640	0
Selling and marketing	$ 8,900	56,437	56,831	52,227	3,215	1,126	1,560	11,446	10,503	12,164